Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Summary of trade and other receivables

	2023 £m	2022 £m
Trade receivables	2,887	2,609
Loans and other receivables	663	1,568
Prepayments and accrued income	392	431
	3,942	4,608
Current	3,621	4,367
Non-current	321	241
	3,942	4,608

Summary of trade and other receivables reported in balance sheet net of allowances	Trade and other receivables have been reported in the balance sheet net of allowances as follows:

	2023 £m	2022 £m
Trade receivables – gross	2,957	2,660
Trade receivables – allowance	(70)	(51)
Loans and other receivables – gross	691	1,568
Loans and other receivables – allowance	(28)	—
Prepayments and accrued income	392	431
Net trade and other receivables per balance sheet	3,942	4,608

Summary of movements in allowance account	The movements in the allowance account are as follows:

			2023			2022
	Trade receivables £m	Loans and other receivables £m	Total £m	Trade receivables £m	Loans and other receivables £m	Total £m
1 January	51	—	51	37	—	37
Differences on exchange	2	—	2	2	—	2
Provided in the year	33	28	61	28	—	28
Released	(16)	—	(16)	(16)	—	(16)
31 December	70	28	98	51	—	51